Income Taxes (Unrecognized Tax Benefits) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Change in reserve for uncertain tax positions, excluding related accrued interest and penalties
Unrecognized tax benefits, beginning of year	$ 102	$ 104	$ 140
Additions for current year tax positions	50	9	14
Additions for prior year tax positions	39	4	6
Reductions for prior year tax positions	(41)	(8)	(32)
Cash settlements	(5)	(6)	(23)
Statute of limitations lapses	(7)	(1)	(1)
Unrecognized tax benefits, end of year	$ 138	$ 102	$ 104